CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common Stock Class A Ordinary Shares Conversion of Class B ordinary shares into Class A ordinary shares shares	Common Stock Class A Ordinary Shares Post-IPO Class B Ordinary shares converted to Post-IPO Class A Ordinary shares shares	Common Stock Class A Ordinary Shares CNY (¥) shares	Common Stock Class B Ordinary Shares Conversion of Class B ordinary shares into Class A ordinary shares shares	Common Stock Class B Ordinary Shares Post-IPO Class B Ordinary shares converted to Post-IPO Class A Ordinary shares shares	Common Stock Class B Ordinary Shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional Paid-in Capital 2015 and 2018 Share Incentive Plan CNY (¥)	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Total Equity Attributable to Shareholders of the Company 2015 and 2018 Share Incentive Plan CNY (¥)	Total Equity Attributable to Shareholders of the Company CNY (¥)	Non-Controlling Interest CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	2015 and 2018 Share Incentive Plan CNY (¥)	CNY (¥) shares	USD ($) shares
Balances at Dec. 31, 2020			¥ 6			¥ 6			¥ 1,278,004	¥ 363,051	¥ (59,384)		¥ 1,527,083	¥ 3,236				¥ 1,530,319
Balances (in shares) at Dec. 31, 2020 | shares			104,163,686			103,554,546									104,163,686	103,554,546
Treasury stock, beginning balance at Dec. 31, 2020							¥ (54,600)
Treasury stock, beginning balance (in shares) at Dec. 31, 2020 | shares							4,232,169
Net income (loss) attributable to the Company and a non-controlling interest shareholder										88,605			88,605	286				88,891
Share-based compensation related to Share Incentive Plan								¥ 47,405				¥ 47,405					¥ 47,405
Class B ordinary shares converted to Class A ordinary shares (in shares) | shares	339,999			(339,999)											339,999
Issuance of ordinary shares for exercised share options									9,941				9,941					¥ 9,941
Issuance of ordinary shares for exercised share options (in shares) | shares			3,011,064												3,011,064			3,011,064	3,011,064
Capital injection in a subsidiary from a non-controlling interest shareholder									175				175					¥ 175
Repurchase of shares							¥ (12,068)						(12,068)					(12,068)
Repurchase of shares (in shares) | shares			(1,997,970)				1,997,970								(1,997,970)
Appropriation to statutory reserves									1,756	(1,756)
Foreign currency translation adjustment											(13,736)		(13,736)					(13,736)
Balances at Dec. 31, 2021			¥ 6			¥ 6			1,337,281	449,900	(73,120)		1,647,405	3,522				1,650,927
Balances (in shares) at Dec. 31, 2021 | shares			105,516,779			103,214,547									105,516,779	103,214,547
Treasury stock, ending balance at Dec. 31, 2021							¥ (66,668)		1,337,281
Treasury stock, ending balance (in shares) at Dec. 31, 2021 | shares							6,230,139
Net income (loss) attributable to the Company and a non-controlling interest shareholder										(275,515)			(275,515)	(7,115)				(282,630)
Share-based compensation related to Share Incentive Plan								19,560				19,560					19,560
Class B ordinary shares converted to Class A ordinary shares (in shares) | shares	359,997			(359,997)											359,997
Issuance of ordinary shares for exercised share options									556				556					¥ 556
Issuance of ordinary shares for exercised share options (in shares) | shares			956,256												956,256			956,256	956,256
Repurchase of shares							¥ (8,035)						(8,035)					¥ (8,035)
Repurchase of shares (in shares) | shares			(2,293,569)				2,293,569								(2,293,569)
Foreign currency translation adjustment											48,785		48,785					48,785
Balances at Dec. 31, 2022			¥ 6			¥ 6			1,357,397	174,385	(24,335)		1,432,756	(3,593)				1,429,163
Balances (in shares) at Dec. 31, 2022 | shares			104,539,463			102,854,550									104,539,463	102,854,550
Treasury stock, ending balance at Dec. 31, 2022							¥ (74,703)											(74,703)
Treasury stock, ending balance (in shares) at Dec. 31, 2022 | shares							8,523,708
Net income (loss) attributable to the Company and a non-controlling interest shareholder										(84,674)			(84,674)	(4,659)				(89,333)	$ (12,583)
Share-based compensation related to Share Incentive Plan								¥ 106				¥ 106					¥ 106
Class B ordinary shares converted to Class A ordinary shares (in shares) | shares		90,000			(90,000)										90,000
Issuance of ordinary shares for exercised share options									19				19					¥ 19
Issuance of ordinary shares for exercised share options (in shares) | shares			176,883												176,883			176,883	176,883
Capital injection in a subsidiary from a non-controlling interest shareholder									(3,888)				(3,888)	4,003				¥ 115
Repurchase of shares							¥ (6,440)						(6,440)					(6,440)
Repurchase of shares (in shares) | shares			(2,903,802)				2,903,802								(2,903,802)
Foreign currency translation adjustment											10,007		10,007					10,007	$ 1,409
Balances at Dec. 31, 2023			¥ 6			¥ 6			¥ 1,353,634	¥ 89,711	¥ (14,328)		¥ 1,347,886	¥ (4,249)				1,343,637	189,247
Balances (in shares) at Dec. 31, 2023 | shares			101,902,544			102,764,550									101,902,544	102,764,550
Treasury stock, ending balance at Dec. 31, 2023							¥ (81,143)											¥ (81,143)	$ (11,429)
Treasury stock, ending balance (in shares) at Dec. 31, 2023 | shares							11,427,510